Schedule of Investments (unaudited)	iShares® Global Clean Energy ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 1.2%
Verbund AG	315,439	$25,328,364

Brazil — 5.5%
AES Brasil Energia SA	2,560,636	5,111,176
Auren Energia SA	3,272,365	6,873,173
CPFL Energia SA	2,010,970	11,547,838
Energisa SA	3,258,401	25,307,242
Engie Brasil Energia SA	2,771,138	21,669,764
Equatorial Energia SA	7,152,450	41,274,713
Neoenergia SA	2,118,395	6,786,474
		118,570,380
Canada — 4.1%
Boralex Inc., Class A	531,844	13,197,389
Brookfield Renewable Corp., Class A	737,916	20,742,781
Canadian Solar Inc.(a)(b)	570,157	9,453,203
Innergex Renewable Energy Inc.	1,400,777	9,628,344
Northland Power Inc.	2,100,606	35,130,549
		88,152,266
Chile — 0.4%
Enel Americas SA	82,915,292	7,760,035

China — 9.3%
CECEP Solar Energy Co. Ltd., Class A	3,483,900	2,147,638
CECEP Wind-Power Corp., Class A	5,745,020	2,395,056
China Conch Venture Holdings Ltd.	16,809,000	14,689,401
China Datang Corp. Renewable Power Co. Ltd., Class H	25,363,000	6,749,505
China Green Electricity Investment of Tianjin Co. Ltd.	1,183,500	1,441,954
China Three Gorges Renewables Group Co. Ltd., Class A	25,131,096	16,909,387
China Yangtze Power Co. Ltd., Class A	21,412,130	88,502,167
Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd.	1,721,200	1,694,972
Dajin Heavy Industry Co. Ltd.	571,500	1,750,712
GCL System Integration Technology Co. Ltd., Class A(a)	4,974,800	1,343,508
Ginlong Technologies Co. Ltd., Class A	355,050	3,138,856
GoodWe Technologies Co. Ltd., NVS	214,298	1,792,433
Guangxi Guiguan Electric Power Co. Ltd.	3,440,400	3,369,632
Hainan Drinda New Energy Technology Co. Ltd.	197,000	1,043,588
Hoymiles Power Electronics Inc., NVS	115,342	2,118,718
Huaneng Lancang River Hydropower Inc.	5,891,257	9,329,067
JA Solar Technology Co. Ltd., Class A	2,887,852	4,318,563
Jiangsu Haili Wind Power Equipment Technology Co. Ltd.(a)	187,700	1,111,240
Jinko Solar Co. Ltd.	5,456,121	5,529,855
Ming Yang Smart Energy Group Ltd., Class A	2,005,100	2,765,724
NYOCOR Co. Ltd.	1,698,400	1,203,689
Risen Energy Co. Ltd.	973,400	1,475,621
Sany Renewable Energy Co. Ltd.	514,829	1,815,037
Shanghai Aiko Solar Energy Co. Ltd.	1,636,600	2,138,242
Sichuan Chuantou Energy Co. Ltd., Class A	4,253,300	11,027,270
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	3,528,300	4,271,480
Titan Wind Energy Suzhou Co. Ltd., Class A	1,620,300	1,912,978
Trina Solar Co. Ltd.	1,902,632	4,596,293
Yuneng Technology Co. Ltd.	145,684	1,015,159
Security	Shares	Value

China (continued)
Zhejiang Akcome New Energy Technology Co. Ltd.(a)(c)	4,087,000	$209,320
		201,807,065
Denmark — 9.6%
Orsted A/S(a)(d)	1,359,800	81,049,523
Vestas Wind Systems A/S(a)	5,108,315	126,415,663
		207,465,186
France — 0.8%
Neoen SA(d)	425,774	17,753,916

Germany — 2.0%
Encavis AG(a)(b)	748,257	13,762,075
Nordex SE(a)(b)	1,373,780	20,828,060
SMA Solar Technology AG	185,470	4,988,247
Verbio SE	207,846	3,907,659
		43,486,041
India — 5.9%
MTAR Technologies Ltd.(a)	204,665	4,668,787
NHPC Ltd., NVS	29,667,744	37,347,809
PTC India Ltd.	2,583,068	6,984,004
SJVN Ltd.	5,572,574	9,929,329
Suzlon Energy Ltd.(a)	82,589,457	68,680,197
		127,610,126
Indonesia — 0.9%
Barito Renewables Energy Tbk PT	30,048,900	15,985,424
Pertamina Geothermal Energy PT(d)	45,261,500	3,663,855
		19,649,279
Israel — 0.5%
Enlight Renewable Energy Ltd.(a)	661,340	10,132,661

Italy — 0.8%
ERG SpA	610,550	16,189,116

Japan — 4.0%
Abalance Corp.(b)	124,200	894,079
Chubu Electric Power Co. Inc.	6,547,000	82,547,977
RENOVA Inc.(a)(b)	479,300	2,937,857
		86,379,913
New Zealand — 0.7%
Contact Energy Ltd.	1,308,793	6,620,888
Meridian Energy Ltd.	2,251,215	8,708,767
		15,329,655
Norway — 0.4%
Cavendish Hydrogen ASA(a)(b)	354,058	603,715
NEL ASA(a)(b)	16,509,048	8,894,781
		9,498,496
Portugal — 5.6%
EDP Renovaveis SA	2,148,708	33,403,885
EDP SA	21,090,313	86,922,992
		120,326,877
South Korea — 1.8%
CS Wind Corp.	303,605	10,625,682
Doosan Fuel Cell Co. Ltd.(a)(b)	442,933	6,520,063
Hanwha Solutions Corp.	1,243,471	22,596,703
		39,742,448
Spain — 7.1%
Corp. ACCIONA Energias Renovables SA(b)	610,539	12,894,521
Iberdrola SA	9,867,311	130,329,353
Solaria Energia y Medio Ambiente SA(a)(b)	885,910	10,579,369
		153,803,243

Schedule of Investments (unaudited) (continued)	iShares® Global Clean Energy ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland — 1.0%
BKW AG	118,620	$21,457,341

Taiwan — 0.8%
Century Iron & Steel Industrial Co. Ltd.	1,850,000	12,488,184
TSEC Corp.	5,586,235	4,724,935
		17,213,119
Turkey — 0.4%
Akfen Yenilenebilir Enerji A/S, NVS(a)	3,676,853	2,655,685
CW Enerji Muhendislik Ticaret VE Sanayi A/S, NVS(a)	307,844	2,214,261
Galata Wind Enerji AS	1,752,158	1,742,754
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS, NVS(a)	1,675,274	2,534,328
		9,147,028
United Kingdom — 0.2%
ReNew Energy Global PLC(a)(b)	916,721	5,335,316

United States — 34.2%
Altus Power Inc., Class A(a)(b)	663,431	2,786,410
Array Technologies Inc.(a)	1,556,162	16,370,824
Avangrid Inc.	572,545	20,422,680
Clearway Energy Inc., Class C	903,350	24,101,378
Consolidated Edison Inc.	1,405,108	137,026,132
Enphase Energy Inc.(a)(b)	1,488,366	171,325,810
First Solar Inc.(a)(b)	736,622	159,102,986
NEXTracker Inc., Class A(a)(b)	1,344,245	66,056,199
Ormat Technologies Inc.(b)	588,242	45,671,109
Plug Power Inc.(a)(b)	7,290,630	18,007,856
REX American Resources Corp.(a)	166,115	8,440,303
Shoals Technologies Group Inc., Class A(a)(b)	1,874,037	12,181,241
SolarEdge Technologies Inc.(a)(b)	628,890	18,149,765
Sunnova Energy International Inc.(a)(b)	1,190,066	8,413,767
SunPower Corp.(a)(b)	949,313	810,239
Sunrun Inc.(a)(b)	1,813,437	31,789,551
		740,656,250

Total Common Stocks — 97.2%
(Cost: $2,612,666,238)		2,102,794,121

Preferred Stocks

Brazil — 2.3%
Cia. Energetica de Minas Gerais, Preference Shares, NVS	15,638,487	30,026,425

Security	Shares	Value

Brazil (continued)
Cia. Paranaense de Energia - Copel, Preference Shares, NVS	11,433,181	$20,395,639
		50,422,064

Total Preferred Stocks — 2.3%
(Cost: $47,115,160)		50,422,064

Total Long-Term Investments — 99.5%
(Cost: $2,659,781,398)		2,153,216,185

Short-Term Securities

Money Market Funds — 6.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(e)(f)(g)	136,122,038	136,176,487
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(e)(f)	1,960,000	1,960,000

Total Short-Term Securities — 6.4%
(Cost: $138,032,122)		138,136,487

Total Investments — 105.9%
(Cost: $2,797,813,520)		2,291,352,672

Liabilities in Excess of Other Assets — (5.9)%		(127,323,461)

Net Assets — 100.0%		$2,164,029,211

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Global Clean Energy ETF
July 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$163,231,108	$—	$(27,073,001	)(a)	$16,416	$1,964	$136,176,487	136,122,038	$294,881	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,500,000	—	(4,540,000	)(a)	—	—	1,960,000	1,960,000	46,641		—
					$16,416	$1,964	$138,136,487		$341,522		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	59	09/20/24	$3,129	$(6,173)
MSCI Emerging Markets Index	49	09/20/24	2,687	14,655
S&P 500 E-Mini Index	16	09/20/24	4,446	19,124
				$27,606

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Global Clean Energy ETF
July 31, 2024

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,111,542,829	$991,041,972	$209,320	$2,102,794,121
Preferred Stocks	50,422,064	—	—	50,422,064
Short-Term Securities
Money Market Funds	138,136,487	—	—	138,136,487
	$1,300,101,380	$991,041,972	$209,320	$2,291,352,672
Derivative Financial Instruments(a)
Assets
Equity Contracts	$33,779	$—	$—	$33,779
Liabilities
Equity Contracts	—	(6,173)	—	(6,173)
	$33,779	$(6,173)	$—	$27,606

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

4